INVENTORY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVENTORY [Text Block]
6.	INVENTORY

	December 31, 2017	December 31, 2016
Finished goods	$256,185	$218,128
Raw materials and supplies	3,724,058	4,988,001
	$3,980,243	$5,206,129

Included in cost of goods sold is $3,376,123 (2016 - $4,642,761 ; 2015 - $10,595,521) of direct material costs recognized as expense.

Inventory write-off during the year was $668,383 (2016 - $nil ; 2015 - $nil) of which $470,654 ( 2016 - $nil ; 2015 - $nil) is included in cost of goods sold and $197,729 (2016 - $nil ; 2015 - $nil) is included in general and administrative expenses.